Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - ¥ / shares		Dec. 31, 2023	Jun. 30, 2023
Class A ordinary shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	[1]	¥ 0.0001	¥ 0.0001
Ordinary shares, authorized	[1]	450,000,000	450,000,000
Ordinary shares, issued	[1]	13,183,308	13,183,308
Ordinary shares, outstanding	[1]	13,183,308	13,183,308
Class B ordinary shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	[1]	¥ 0.0001	¥ 0.0001
Ordinary shares, authorized	[1]	50,000,000	50,000,000
Ordinary shares, issued	[1]	16,816,692	16,816,692
Ordinary shares, outstanding	[1]	16,816,692	16,816,692

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.